Inventories	12 Months Ended
Aug. 31, 2023
Inventories
Inventories

7. Inventories

	2023	2022
	$	$
Raw materials	1,553,501	1,709,368
Work-in-process	369,753	75,170
Finished goods	522,300	309,238
	2,445,554	2,093,776

For the year ended August 31, 2023, inventories recognized as an expense amounted to $4,023,409 [2022 – $4,065,381; 2021 – $1,909,606].

For the year ended August 31, 2023, cost of sales includes depreciation of $471,940 [2022 – $687,023; 2021 - $232,195].